As filed with the Securities and Exchange Commission on March 30, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
January 31, 2005 (Unaudited)
Shares	COMMON STOCKS - 43.4%	Value
	Air Transport - 1.2%
19,900	Air Methods Corporation*	$148,056
38,000	LMI Aerospace, Inc.*	175,940
		323,996
	Building Materials - 1.3%
25,000	MFRI, Inc.*	200,000
23,500	TOR Minerals International, Inc.*	129,720
		329,720
	Business Services - 4.2%
52,000	24/7 Real Media, Inc.*	163,800
32,500	ADDvantage Technologies Group, Inc.*	174,850
12,694	American Locker Group, Inc.*	168,196
8,700	Barrett Business Services, Inc.*	151,815
37,000	BrandPartners Group, Inc.*	37,000
18,500	Modtech Holdings, Inc.*	160,580
28,900	Perceptron, Inc.*	197,965
4,000	Rentrak Corporation*	43,560
		1,097,766
	Computers & Electronics - 2.3%
9,910	Boston Acoustics, Inc.	138,542
17,500	COMARCO, Inc.*	140,875
9,500	Rimage Corp.*	152,760
23,500	Spectrum Control, Inc.*	172,490
		604,667
	Consumer Products - Distributing - 1.3%
17,000	Collegiate Pacific, Inc.	222,870
19,000	Image Entertainment, Inc.*	108,300
		331,170
	Consumer Products - Manufacturing - 4.6%
23,000	Hauppauge Digital, Inc.*	123,050
33,000	International Absorbents, Inc.*	153,450
20,500	Matrixx Initiatives, Inc.*	198,645
14,100	Motorcar Parts of America, Inc.*	132,540
16,000	Phoenix Footwear Group, Inc.*	97,600
11,200	Q.E.P Co., Inc.*	156,016
10,899	Tandy Brands Accessories, Inc.	158,471
7,135	Twin Disc, Inc.	192,645
		1,212,417
	Consumer Services - 2.3%
88,400	Internet America, Inc.*	114,036
11,000	LESCO, Inc.*	149,380
50,000	Nutri/System, Inc.*	182,500
24,150	Pacific Internet Limited*	155,043
		600,959
	Energy & Related Services - 1.2%
31,000	Mitcham Industries, Inc.*	191,580
9,000	OMNI Energy Services Corp.*	15,300
38,000	TGC Industries, Inc.*	107,920
		314,800
	Environmental Services - 1.9%
91,000	PDG Environmental, Inc.*	139,230
64,300	Synagro Technologies, Inc.*	253,985
25,800	Versar, Inc.*	111,972
		505,187
	Financial Services - 1.8%
12,000	First Albany Companies, Inc.	115,200
12,500	Nicholas Financial, Inc.	207,125
33,175	US Global Investors, Inc. - Class A*	135,022
		457,347
	Food - 1.2%
29,000	Armanino Foods of Distinction, Inc.	88,740
17,000	Landec Corporation*	115,090
139,400	New Dragon Asia Corp.*	104,550
		308,380
	Leisure - 1.6%
31,600	Century Casinos, Inc.*	264,492
25,000	WestCoast Hospitality Corp.*	152,750
		417,242
	Medical Supplies & Services - 7.0%
34,800	American Medical Alert Corp.*	186,180
30,000	CardioTech International, Inc.*	72,000
90,502	Curon Medical, Inc.*	142,088
29,500	DrugMax, Inc.*	93,220
56,500	Health Fitness Corp.*	163,850
7,000	Lifecore Biomedical, Inc.*	101,780
17,000	MEDTOX Scientific, Inc.*	139,400
40,000	Microtek Medical Holdings, Inc.*	159,600
5,700	National Dentex Corp.*	115,140
17,500	NovaMed, Inc.*	123,550
9,000	Psychemedics Corporation	117,000
27,000	United American Healthcare Corporation*	162,000
21,500	Waters Instruments, Inc.	202,100
10,100	ZEVEX International, Inc.*	39,390
		1,817,298
	Minerals & Resources - 1.5%
33,000	Empire Resources, Inc.	123,750
23,000	Lumina Copper Corp.*	122,130
40,900	Vista Gold Corp.*	152,966
		398,846
	Oil & Gas - 2.1%
3,000	Barnwell Industries, Inc.	114,660
35,000	CE Franklin Ltd*	188,650
250,000	Far East Energy Corp.*	250,000
		553,310
	Retail - 1.9%
21,500	Cost-U-Less, Inc.*	198,660
15,500	Factory Card & Party Outlet Corp.*	174,375
13,850	Hastings Entertainment, Inc.*	113,847
		486,882
	Semiconductor Related Products - 0.6%
3,600	Advanced Power Technology, Inc.*	28,152
10,000	CyberOptics Corp.*	135,100
		163,252
	Specialty Manufacturing - 0.9%
30,100	Featherlite, Inc.*	156,520
11,000	RF Monolithics, Inc.*	81,840
		238,360
	Telecommunications - 2.5%
8,000	EFJ, Inc.*	73,120
35,000	Emerson Radio Corp.*	133,000
15,000	Globecomm Systems Inc.*	102,450
13,000	Interphase Corporation*	99,203
15,500	Micronetics, Inc.*	141,360
12,500	Radyne ComStream, Inc.*	109,375
		658,508
	Transportation - 2.0%
41,000	Grupo TMM S.A. ADR - Class A*	133,660
6,000	Maritrans, Inc.	105,600
11,500	Transport Corporation Of America, Inc.*	107,870
24,000	World Air Holdings, Inc.*	175,440
		522,570

	TOTAL COMMON STOCKS (Cost $10,676,764)	11,342,677

	WARRANTS- 0.0%
50,000	Far East Energy Corp Warrants* Expires 12/31/07	-

	TOTAL WARRANTS (Cost $0)	-

	INVESTMENT COMPANIES - 11.9%
25,000	iShares Russell 2000 Index Fund	3,106,000

	TOTAL INVESTMENT COMPANIES (Cost $3,205,132)	3,106,000

Principal Amount	SHORT-TERM SECURITIES - 45.9%

	Discount Notes - 32.2%
8,410,000	Federal Home Loan Bank Discount Note 2.230% 2/1/05	8,410,000

	Variable Rate Demand Notes - 13.7%
1,233,626	American Family Demand Note 2.105% #	1,233,626
1,123,109	U.S. Bank Demand Note 2.300% #	1,123,109
1,219,447	Wisconsin Corporate Central Credit Union Demand Note 2.220% #	1,219,447
		3,576,182

	TOTAL SHORT-TERM SECURITIES (Cost $11,986,182)	11,986,182

	TOTAL INVESTMENTS (Cost $25,868,078) - 101.2%	26,434,859

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)	(300,864)

	TOTAL NET ASSETS - 100.0%	$ 26,133,995

*	Non-income producing security.
ADR	American Depository Receipt
#
Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of January 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                          Michael J. Corbett, President

Date     March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
                                                              Michael J. Corbett, President

Date    March 28, 2005

By (Signature and Title)* /s/ Michael J. Corbett
                                                            Michael J. Corbett, Treasurer

Date    March 28, 2005
* Print the name and title of each signing officer under his or her signature.